Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits	Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
17.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.
Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2025	December 31, 2024	December 31, 2023
Financial:
Discount rate used to calculate the defined benefit obligation	9.50%	10.50%	10.20%
Salary increase	4.75%	4.75%	4.75%
Future pension increases	3.75%	3.75%	3.75%
Healthcare cost increase rate	6.00%	6.00%	6.00%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS 97	IMSS 97	IMSS 97
Normal retirement age	60 YEARS	60 YEARS	60 YEARS
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007
Measurement date December:
(1)EMSSA. Mexican Experience of social security.
(2)IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)BMAR. Actuary experience.
In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as "CETES" in Mexico) because there is no deep market in high-quality corporate obligations in Mexican pesos.
In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post Retirement Medical Services		Total
2026	Ps.	1,804	Ps.	483	Ps.	31	Ps.	2,318
2027		1,229		356		33		1,618
2028		1,108		332		35		1,475
2029		1,257		329		37		1,623
2030		1,182		326		40		1,548
2031 to 2035		6,544		1,619		242		8,405
17.2 Balances of the liabilities for employee benefits

	December 31, 2025		December 31, 2024
Pension and Retirement Plans:
Defined benefit obligation	Ps.	18,585	Ps.	17,866
Pension plan assets at fair value		(16,706)		(16,227)
Effect due to asset ceiling		4,368		3,789
Net defined benefit liability	Ps.	6,247	Ps.	5,428
Seniority Premiums:
Defined benefit obligation	Ps.	3,702	Ps.	2,972
Seniority premium plan assets at fair value		(169)		(126)
Net defined benefit liability	Ps.	3,533	Ps.	2,846
Postretirement Medical Services:
Defined benefit obligation	Ps.	838	Ps.	594
Medical services plan assets at fair value		(117)		(108)
Net defined benefit liability	Ps.	721	Ps.	486
Total Employee Benefits (1)	Ps.	10,501	Ps.	8,760

(1)As of December 31, 2025 and 2024, it includes Ps. 218 and Ps. 208, corresponding to the Asset Ceiling effect of Valora, which is presented in other non-current assets in the consolidated statements of financial position.
17.3 Plan asset
Plan assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	2025	2024
Fixed return:
Traded securities	10%	5%
Bank instruments	15%	14%
Federal government instruments of the respective countries	35%	47%
Variable return:
Publicly traded shares	40%	34%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervising the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. The technical committee is also responsible for verifying the correct operation of the plans in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31, 2025		December 31, 2024
Debt:
BBVA Bancomer, S.A de C.V. (1)	Ps.	—	Ps.	43
Grupo Industrial Bimbo, S.A.B. de C. V.		19		19

Equity:
Grupo Industrial Bimbo, S.A.B. de C. V.		1		1

(1)As of 2025, BBVA Bancomer is no longer considered a related party as there are no longer members of the board of directors in FEMSA that participate in the board of directors of this entity.
For the years ended December 31, 2025, 2024 and 2023, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2025 and 2024, the plan assets did not include securities of the Company in portfolio funds.
17.4 Amounts recognized in the consolidated income statements, the consolidated statements of comprehensive income and the consolidated statements of changes in equity

	Consolidated Income Statement								AOCI (1)
December 31, 2025	Current Service Cost		Past Service Cost		(Gain) or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	585	Ps.	76	Ps.	(90)	Ps.	407	Ps.	3,369
Seniority premiums		494		(13)		(9)		278		799
Postretirement medical services		34		(2)		(8)		50		151
Total	Ps.	1,113	Ps.	61	Ps.	(107)	Ps.	735	Ps.	4,319
December 31, 2024
Pension and retirement plans	Ps.	505	Ps.	304	Ps.	(254)	Ps.	339	Ps.	2,019
Seniority premiums		394		89		(27)		200		441
Postretirement medical services		30		36		(25)		48		(56)
Total	Ps.	929	Ps.	429	Ps.	(306)	Ps.	587	Ps.	2,404
December 31, 2023
Pension and retirement plans	Ps.	489	Ps.	288	Ps.	(243)	Ps.	367	Ps.	1,311
Seniority premiums		345		21		(21)		178		117
Postretirement medical services		32		13		(14)		45		(29)
Total	Ps.	866	Ps.	322	Ps.	(278)	Ps.	590	Ps.	1,399

(1)Amounts accumulated in other comprehensive income as of the end of the period.
For the years ended December 31, 2025, 2024 and 2023, labor costs of Ps. 1,067, Ps. 1,052 and Ps. 910 have been included in the consolidated income statements in costs of goods sold, administrative expenses, and selling expenses. Net interest on the defined benefit liability has been included as part of interest expense (Note 19).
Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	1,964	Ps.	923	Ps.	1,661

Actuarial (gains) losses arising from exchange rates		(203)		190		(100)
Remeasurements during the year, net of tax		1,115		931		314
Actuarial (gains) and losses arising from changes in financial assumptions		598		957		223
Actuarial (gains) and losses arising from changes in demographic assumptions		6		1		(4)
Return on plan assets		(404)		(752)		(92)
Changes in the effect of limiting a net defined benefit asset to the asset ceiling		345		(286)		(546)
Effect of settlement		—		—		(533)
		1,457		1,041		(738)
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	3,421	Ps.	1,964	Ps.	923
Remeasurements of the net defined benefit liability include the following:
•The return on plan assets, excluding amounts included in net interest expense.
•Actuarial gains and losses arising from changes in demographic assumptions.
•Actuarial gains and losses arising from changes in financial assumptions.
17.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31, 2025		December 31, 2024		December 31, 2023
Pension and Retirement Plans:
Initial balance	Ps.	17,866	Ps.	15,366	Ps.	15,113
Current service cost		585		505		489
Past service cost		29		239		288
Interest expense		891		815		820
Gain on settlement		(90)		(254)		(243)
Remeasurements of the net defined benefit obligation		1,767		708		531
Foreign exchange (gain) or loss		(154)		1,793		(48)
Benefits paid		(2,372)		(1,430)		(1,504)
Employees contributions		106		105		119
Local plans		(43)		19		—
Plan amendments		—		—		(4)
Discontinued operations		—		—		(195)
Ending balance	Ps.	18,585	Ps.	17,866	Ps.	15,366
Seniority Premiums:
Initial balance	Ps.	2,972	Ps.	2,181	Ps.	2,068
Current service cost		494		394		345
Past service cost		(13)		89		21
Interest expense		291		212		191
Gain on settlement		(9)		(27)		(21)
Remeasurements of the net defined benefit obligation		347		324		66
Benefits paid		(380)		(201)		(254)
Discontinued operations		—		—		(235)
Ending balance	Ps.	3,702	Ps.	2,972	Ps.	2,181
Postretirement Medical Services:
Initial balance	Ps.	594	Ps.	554	Ps.	556
Current service cost		34		30		32
Past service cost		(2)		36		13
Interest expense		61		57		54
Gain on settlement		(8)		(25)		(14)
Remeasurements of the net defined benefit obligation		205		(27)		5
Benefits paid		(46)		(31)		(43)
Discontinued operations		—		—		(49)
Ending balance	Ps.	838	Ps.	594	Ps.	554
17.6 Changes in the balance of plan assets

	December 31, 2025		December 31, 2024		December 31, 2023
Total Plan Assets:
Initial balance	Ps.	16,461	Ps.	14,279	Ps.	14,540
Actual return on trust assets		508		497		522
Return on plan assets excluding amounts included in interest income		404		886		—
Foreign exchange loss		633		1,288		(150)
Life annuities		—		(25)		6
Benefits paid		(1,191)		(623)		(731)
Plan amendments		(47)		(65)		(126)
Employees´contributions		106		105		102
Employer´s contributions		133		133		130
Administration cost		(15)		(14)		(14)
Ending balance	Ps.	16,992	Ps.	16,461	Ps.	14,279
As a result of the Company’s investments in life annuities plans, management does not expect it will need to make material contributions to plan assets to meet its future obligations.
17.7 Variation in assumptions
The Company considers that the relevant actuarial assumptions that are subject to sensitivity and valued using the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:
•Discount rate: The rate that determines the value of the obligations over time.
•Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
•Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.
The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of CETES:

+1%:	Consolidated Income Statement						OCI (1)
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		(Gain) or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	627	Ps.	(80)	Ps.	342	Ps.	3,309
Seniority premiums		458		(9)		258		735
Postretirement medical services		24		(4)		28		117
Total	Ps.	1,109	Ps.	(93)	Ps.	628	Ps.	4,161

Expected salary increase
Pension and retirement plans	Ps.	716	Ps.	(97)	Ps.	470	Ps.	3,676
Seniority premiums		496		(10)		286		813
Total	Ps.	1,212	Ps.	(107)	Ps.	756	Ps.	4,489

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	18	Ps.	(6)	Ps.	42	Ps.	145

-1%:	Consolidated Income Statement						OCI (1)
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		(Gain) or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	697	Ps.	(96)	Ps.	478	Ps.	3,787
Seniority premiums		508		(10)		300		868
Postretirement medical services		35		(6)		42		145
Total	Ps.	1,240	Ps.	(112)	Ps.	820	Ps.	4,800

Expected salary increase
Pension and retirement plans	Ps.	622	Ps.	(80)	Ps.	364	Ps.	3,353
Seniority premiums		462		(9)		268		778
Total	Ps.	1,084	Ps.	(89)	Ps.	632	Ps.	4,131

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	12	Ps.	(4)	Ps.	29	Ps.	116

(1)Amounts accumulated in other comprehensive income as of the end of the period.
17.8 Employee benefits expense
For the years ended December 31, 2025, 2024 and 2023, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2025		2024		2023
Wages and salaries	Ps.	115,005	Ps.	104,357	Ps.	97,751
Social security costs		20,435		17,586		15,941
Employee profit sharing		3,072		2,694		2,419
Post-employment benefits		1,067		1,052		910
Share-based payments (Note 15)		1,100		947		943
	Ps.	140,679	Ps.	126,636	Ps.	117,964